Segments (Details) - Schedule of information by segment	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 933,791,519	$ 146,461,019	¥ 766,013,586	¥ 319,181,424
Cost of revenues	684,223,832	107,317,445	596,578,700	146,167,843
Gross profit	249,567,687	39,143,574	169,434,886	173,013,581
Depreciation and amortization	18,525,363	2,905,620	14,551,292	13,883,919
Total capital expenditures	25,165,482	$ 3,947,093	484,774	195,998
AR advertising services[Member]
Segment Reporting Information [Line Items]
Revenues	435,917,971		307,328,308	267,514,061
Cost of revenues	254,217,297		211,297,881	140,716,036
Gross profit	181,700,674		96,030,427	126,798,025
Depreciation and amortization	5,936,500		9,505,919	9,455,226
Total capital expenditures	23,782,060		94,964	161,505
AR entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	14,056,868		29,740,544	51,667,363
Cost of revenues	4,385,783		3,137,805	5,451,807
Gross profit	9,671,085		26,602,739	46,215,556
Depreciation and amortization	5,385,869		3,155,190	4,428,693
Total capital expenditures	17,120		20,897	¥ 34,493
Semiconductor business [Member]
Segment Reporting Information [Line Items]
Revenues	483,816,680		428,944,734
Cost of revenues	425,620,752		382,143,014
Gross profit	58,195,928		46,801,720
Depreciation and amortization	7,202,994		1,890,183
Total capital expenditures	¥ 1,366,302		¥ 368,913